ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2013
ACCOUNTS RECEIVABLE [Abstract]
Schedule of Accounts Receivable

Accounts receivable consists of the following:

	December 31,
	2012	2013
Accounts receivable	129,476,266	170,347,528
Allowance for doubtful accounts	(1,503,621)	(2,254,797)
Accounts receivable, net	127,972,645	168,092,731

Schedule of Allowance for Doubtful Accounts

The following table presents movement of the allowance for doubtful accounts:

	December 31,
	2011	2012	2013
Balance at the beginning of year	304,796	1,323,490	1,503,621
Additions	1,576,739	1,137,574	2,650,128
Write-offs	(558,045)	(957,443)	(1,898,952)
Balance at the end of year	1,323,490	1,503,621	2,254,797